Auditor’s remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor's remuneration
The audit of the company annual accounts	$ 30	$ 32	$ 25
The audit of accounts of subsidiaries of the company	11	11	10
Total audit	41	43	35
Audit-related assurance services	11	4	4
Total audit and audit-related assurance services	52	47	39
Taxation compliance services	0	0	0
Non-audit and other assurance services	1	1	2
Services relating to BP pension plans	1	1	1
Auditor's remuneration	$ 54	$ 49	$ 42